CLASSES A, B, C
                         TRANSAMERICA IDEX MUTUAL FUNDS

                      TA IDEX TRANSAMERICA FLEXIBLE INCOME

                SUPPLEMENT DATED JUNE 23, 2006 TO THE PROSPECTUS
                 DATED MARCH 1, 2006, AS PREVIOUSLY SUPPLEMENTED

            PLEASE READ THE FOLLOWING INFORMATION IN CONJUNCTION WITH
                      PRIOR SUPPLEMENTS TO THE PROSPECTUS.

                                      * * *

The following information supplements and amends the disclosure describing TA IDEX Transamerica Flexible Income (the "Fund") on pages 79-83 of the Prospectus.

     In its semi-annual report for the period ended April 30, 2006, the Fund has amended and restated its financial statements for the years ended October 31, 2005 and October 31, 2004 due to an erroneous presentation of accretion of discount based on an incorrect maturity value of a security issued by Raytheon Co. Audited amended and restated financial statements for these years, as well as the independent auditors' report on the same, will be included in the Funds' annual report for the year ending October 31, 2006.

     The restatement has no effect on the Fund's net assets, net asset value per share, total return performance, or level of operating expenses during the years ended October 31, 2005 and October 31, 2004. The impact of correcting the presentation is to reduce the cost of investments on the Schedule of Investments and the Statement of Assets and Liabilities and interest income on the Statement of Operations with an offsetting adjustment to unrealized gain (loss). The financial highlights also have been restated accordingly.

     The following information supplements, amends and restates the information under the section entitled "Financial Highlights" on page 83 of the Prospectus.


     FINANCIAL HIGHLIGHTS                               (AS PREVIOUSLY            (AS
     FOR THE YEAR ENDED OCTOBER 31, 2005                   REPORTED)            RESTATED)
     ------------------------------------               --------------        ------------

     Net investment income (loss) per share:
     Class A                                                  0.41              0.37
     Class B                                                  0.34              0.29
     Class C                                                  0.33              0.29
     Net realized and unrealized gain
     (loss) per share
     Class A                                                 (0.36)            (0.32)
     Class B                                                 (0.37)            (0.32)
     Class C                                                 (0.37)            (0.33)
     Distributions from net investment
     income per share
     Class A                                                 (0.42)            (0.38)
     Class B                                                 (0.33)            (0.29)
     Class C                                                 (0.33)            (0.29)
     Distributions return of capital per share:
     Class A                                                    -              (0.04)
     Class B                                                    -              (0.04)
     Class C                                                    -              (0.04)
     Ratio of Net Investment Income
     (Loss) to Average Net Assets:
     Class A                                                  4.33%            3.85%
     Class B                                                  3.50%            3.02%
     Class C                                                  3.47%            2.99%
     Net investment income (loss) per share:
     Class A                                                  0.41              0.38
     Class B                                                  0.35              0.32
     Class C                                                  0.36              0.33
     Net realized and unrealized gain
     (loss) per share
     Class A                                                  0.11              0.14
     Class B                                                  0.12              0.15
     Class C                                                  0.10              0.13
     Distributions from net investment
     income per share
     Class A                                                 (0.42)            (0.38)
     Class B                                                 (0.36)            (0.32)
     Class C                                                 (0.36)            (0.32)
     Distributions return of capital per share:
     Class A                                                    -              (0.04)
     Class B                                                    -              (0.04)
     Class C                                                    -              (0.04)
     Ratio of Net Investment Income
     (Loss) to Average Net Assets:
     Class A                                                  4.25%            3.89%
     Class B                                                  3.61%            3.25%
     Class C                                                  3.74%            3.37%

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLASS I

                         TRANSAMERICA IDEX MUTUAL FUNDS

                      TA IDEX TRANSAMERICA FLEXIBLE INCOME

                SUPPLEMENT DATED JUNE 23, 2006 TO THE PROSPECTUS
                DATED MARCH 1, 2006, AS PREVIOUSLY SUPPLEMENTED

            PLEASE READ THE FOLLOWING INFORMATION IN CONJUNCTION WITH
                      PRIOR SUPPLEMENTS TO THE PROSPECTUS.

                                      * * *

The following information supplements and amends the disclosure describing TA IDEX Transamerica Flexible Income (the "Fund") on pages 136-140 of the Prospectus.

     In its semi-annual report for the period ended April 30, 2006, the Fund has amended and restated its financial statements for the years ended October 31, 2005 and October 31, 2004 due to an erroneous presentation of accretion of discount based on an incorrect maturity value of a security issued by Raytheon Co. Audited amended and restated financial statements for these years, as well as the independent auditors' report on the same, will be included in the Funds' annual report for the year ending October 31, 2006.

     The restatement has no effect on the Fund's net assets, net asset value per share, total return performance, or level of operating expenses during the years ended October 31, 2005 and October 31, 2004. The impact of correcting the presentation is to reduce the cost of investments on the Schedule of Investments and the Statement of Assets and Liabilities and interest income on the Statement of Operations with an offsetting adjustment to unrealized gain (loss). The financial highlights also have been restated accordingly.

     THE FOLLOWING INFORMATION SUPPLEMENTS, AMENDS AND RESTATES THE INFORMATION UNDER THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS" ON PAGE 140 OF THE PROSPECTUS.

     FINANCIAL HIGHLIGHTS                               (AS PREVIOUSLY          (AS
     FOR THE PERIOD ENDED OCTOBER 31, 2005*                REPORTED)          RESTATED)
     --------------------------------------             --------------        ----------
     Net investment income (loss) per share:
     Class I                                                  0.44              0.40
     Net realized and unrealized gain
     (loss) per share
     Class I                                                 (0.36)            (0.32)
     Distributions from net investment
     income per share
     Class I                                                 (0.41)            (0.37)
     Distributions return of capital per share:
     Class I                                                    -              (0.04)
     Ratio of Net Investment Income
     (Loss) to Average Net Assets:
     Class I                                                  4.73%            4.25%

     * The Fund commenced offering Class I shares on November 8, 2004.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.